Property, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized as property, plant and equipment	$ 4,200	$ 900
Insurance claim for equipment damaged from mining operations	100
Right-of-use assets	900
Property plant and equipment	259,319	$ 190,389
Property purchase option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	9,300
San Felipe property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	13,000
Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	42,900
Hochschild [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Final option payment	$ 750
Cosala Operations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			$ 100
Galena Complex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			300
Corporate and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			500
Hochschild [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			3,700
Assets held for sale			10,600
Fair value of assets			$ 6,900